Income Tax - Summary of Reconciliation of Tax Expense and Accounting Profit (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Effective income tax rate	2.00%	31.00%	14.00%
Change in tax rate	15.00%	15.00%	15.00%